Share-Based Compensation (Schedule Of Valuation Assumptions Due) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price	$ 8.58	$ 14.31	$ 14.35
Outstanding, Weighted-average base value	$ 8.58	$ 14.31	$ 14.35
Expected volatility	35.50%	38.00%	48.00%
Dividend yield	2.80%	1.70%	1.70%
Risk-free interest rate	1.30%	1.00%	0.80%
Expected term	4 years 1 month 6 days	5 years	5 years
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price	$ 5.41	$ 12.12
Outstanding, Weighted-average base value	$ 6.77	$ 6.76	$ 6.22	$ 5.82
Expected volatility	40.40%	32.30%
Dividend yield	4.40%	2.00%
Risk-free interest rate	0.50%	0.10%
Expected term	1 year 6 months 29 days	11 months 12 days